STATE FARM MUTUAL FUND TRUST

Supplement dated October 16, 2014 to the Prospectus dated May 1, 2014 of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

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On page 11 of the Prospectus, under the section titled “State Farm International Equity Fund – Fund Management – Portfolio Managers,” the list of the Portfolio Managers for the State Farm International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico Capital Management, LLC (“Marsico”). Mr. James G. Gendelman no longer serves as a Portfolio Manager for the International Equity Fund, so effective immediately, his name, title and length of service are deleted from page 11 of the Prospectus.

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On page 70 of the Prospectus, the following paragraph is inserted as the third paragraph of the section titled “How the Funds Invest – The LifePath Investment Model,” immediately prior to the heading “How It Works: Spending Your “Risk Budget” Wisely”

Under normal circumstances, the asset allocation of each LifePath Fund changes over time according to a predetermined “glide path” as the LifePath Fund approaches its target date indicated in its name. The glide path represents the shifting of asset classes over time. A LifePath Fund’s asset mix becomes more conservative – that is, it invests more of its assets in fixed income securities prior to retirement – as time elapses. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility in the LifePath Funds.

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On page 72 of the Prospectus, the following paragraphs and table are inserted at the end of the section titled “How the Funds Invest – The LifePath Investment Model,” immediately prior to the heading “Description of Underlying Funds”:

On or about November 28, 2014, the current target allocation among asset classes for the LifePath Funds is expected to change. The new glide path for each LifePath Fund will target higher levels of equity exposure throughout the glide path periods. The target allocation is the mix of asset classes within the LifePath Fund. The target asset allocation of each LifePath Fund currently is 38% in Underlying Funds that invest primarily in equity and 62% in Underlying Funds that invest primarily in fixed income by its retirement date. Although each LifePath Fund’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Fund’s target asset allocation is expected to be 40% in Underlying Funds that invest primarily in equity and 60% in Underlying Funds that invest primarily in fixed income by its retirement date.

The following table illustrates each LifePath Fund’s revised target allocation among asset classes as of November 28, 2014:

	Equity Funds (includes REITs and commodity funds)	Bond Funds
LifePath® Retirement Fund	40%	60%
LifePath 2020 Fund®	55%	45%
LifePath 2030 Fund®	76%	24%
LifePath 2040 Fund®	94%	6%
LifePath 2050 Fund®	99%	1%

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On page 85 of the Prospectus, under the section titled “Managing the Investments of the Funds – Portfolio Managers,” the list of the Marsico Portfolio Managers for the State Farm International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst. Mr. James G. Gendelman no longer serves as a Marsico Portfolio Manager for the International Equity Fund, so effective immediately, his name, title, length of service and business experience during the past five years are deleted from page 85 of the Prospectus.

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On page 94 of the Prospectus, the following information is inserted as a new subsection under the section titled “Shareholder Information,” immediately prior to the heading “Calculating Net Asset Value”:

IRA Transfer/Rollover Bonus Program

SFIMC will pay a bonus to you by purchasing Fund shares within your account if you meet the conditions described in this offer. If you qualify for a bonus and you have more than one Fund position within your account, SFIMC will purchase shares of the Fund that represents the largest percentage of the total value of the account.

This offer is valid for Fund shareholders who make a qualifying net deposit into a new or existing Traditional IRA or Roth IRA (each a “Qualifying Account,” and together the “Qualifying Accounts”) holding Fund shares. Qualifying net deposits are assets deposited into the Qualifying Account minus assets withdrawn from the Qualifying Account during any rolling 90-day period during the bonus period of November 1, 2014 through June 30, 2015. The bonus will be credited to the Qualifying Account within approximately one week of any qualifying purchase that causes the net deposit to meet a threshold listed below. You must maintain the qualifying net deposit amount (less any market losses) in the Qualifying Account for at least one year from the date SFIMC pays the bonus to you or SFIMC will redeem Fund shares from your account equal to the bonus amount. Assets transferred from SFIMC’s affiliates are excluded from qualifying net purchases. Only one bonus will be paid per Social Security number or taxpayer identification number. This offer is not available to shareholders of Qualifying Accounts who did not pay a sales charge when purchasing Fund shares in their account, and the lack of payment of a sales charge was due to a special waiver as listed in the subsection “Special Waivers” on page 91 of this Prospectus.

The amount of bonus that SFIMC will pay to the Qualifying Account depends on the amount of the net deposit made into the Qualifying Account during the 90-day period:

Net Deposit made during the 90-day period equals:	Your bonus amount is:
At least $25,000 but less than $50,000,	$200
$50,000 or more but less than $100,000, and	$300
$100,000 or more	$500

Consult with your tax adviser about the appropriate tax treatment for this offer and any tax implications associated with respect to the cash bonus. Any related taxes are your responsibility.

SFIMC reserves the right to change the offer terms or terminate the offer at any time without prior notice. Other terms and conditions, or eligibility criteria, may apply.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6345j.1

STATE FARM MUTUAL FUND TRUST

Supplement dated October 16, 2014 to the Prospectus dated May 1, 2014 of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

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On page 9 of the Prospectus, under the section titled “State Farm International Equity Fund – Fund Management – Portfolio Managers,” the list of the Portfolio Managers for the State Farm International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico Capital Management, LLC (“Marsico”). Mr. James G. Gendelman no longer serves as a Portfolio Manager for the International Equity Fund, so effective immediately, his name, title and length of service are deleted from page 9 of the Prospectus.

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On page 52 of the Prospectus, the following paragraph is inserted as the third paragraph of the section titled “How the Funds Invest – The LifePath Investment Model,” immediately prior to the heading “How it Works: Spending Your “Risk Budget” Wisely”:

Under normal circumstances, the asset allocation of each LifePath Fund changes over time according to a predetermined “glide path” as the LifePath Fund approaches its target date indicated in its name. The glide path represents the shifting of asset classes over time. A LifePath Fund’s asset mix becomes more conservative – that is, it invests more of its assets in fixed income securities prior to retirement – as time elapses. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the LifePath Fund.

•

On page 54 of the Prospectus, the following paragraphs and table are inserted at the end of the section titled “How the Funds Invest – The LifePath Investment Model,” immediately prior to the heading “Description of Underlying Funds”:

On or about November 28, 2014, the current target allocation among asset classes for the LifePath Funds is expected to change. The new glide path for each LifePath Fund will target higher levels of equity exposure throughout the glide path periods. The target allocation is the mix of asset classes within the LifePath Fund. The target asset allocation of each LifePath Fund currently is 38% in Underlying Funds that invest primarily in equity and 62% in Underlying Funds that invest primarily in fixed income by its retirement date. Although each LifePath Fund’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Fund’s target asset allocation is expected to be 40% in Underlying Funds that invest primarily in equity and 60% in Underlying Funds that invest primarily in fixed income by its retirement date.

The following table illustrates each LifePath Fund’s revised target allocation among asset classes as of November 28, 2014:

	Equity Funds (includes REITs and commodity funds)	Bond Funds
LifePath® Retirement Fund	40%	60%
LifePath 2020 Fund®	55%	45%
LifePath 2030 Fund®	76%	24%
LifePath 2040 Fund®	94%	6%
LifePath 2050 Fund®	99%	1%

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On page 67 of the Prospectus, under the section titled “Managing the Investments of the Funds – Portfolio Managers,” the list of the Marsico Portfolio Managers for the State Farm International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst. Mr. James G. Gendelman no longer serves as a Marsico Portfolio Manager for the International Equity Fund, so effective immediately, his name, title, length of service and business experience during the past five years are deleted from page 67 of the Prospectus.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-4683d.1

STATE FARM MUTUAL FUND TRUST

Supplement dated October 16, 2014 to the Prospectus dated May 1, 2014 of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

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On page 9 of the Prospectus, there is a list of the Portfolio Managers for the State Farm International Equity Fund, including Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico Capital Management, LLC (“Marsico”). Mr. James G. Gendelman no longer serves as a Portfolio Manager for the International Equity Fund, so his name, title and length of service are deleted from page 9 of the Prospectus.

•

On page 57 of the Prospectus, the following paragraph is inserted as the third paragraph of the section titled “How the Funds Invest – The LifePath Investment Model,” immediately prior to the heading “How it Works: Spending Your “Risk Budget” Wisely”:

Under normal circumstances, the asset allocation of each LifePath Fund changes over time according to a predetermined “glide path” as the LifePath Fund approaches its target date indicated in its name. The glide path represents the shifting of asset classes over time. A LifePath Fund’s asset mix becomes more conservative – that is, it invests more of its assets in fixed income securities prior to retirement – as time elapses. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the LifePath Fund.

•

On page 59 of the Prospectus, the following paragraphs and table are inserted at the end of the section titled “How the Funds Invest – The LifePath Investment Model,” immediately prior to the heading “Description of Underlying Funds”:

On or about November 28, 2014, the current target allocation among asset classes for the LifePath Funds is expected to change. The new glide path for each LifePath Fund will target higher levels of equity exposure throughout the glide path periods. The target allocation is the mix of asset classes within the LifePath Fund. The target asset allocation of each LifePath Fund currently is 38% in Underlying Funds that invest primarily in equity and 62% in Underlying Funds that invest primarily in fixed income by its retirement date. Although each LifePath Fund’s target allocation may shift over time depending on market conditions, under the new glide path, each LifePath Fund’s target asset allocation is expected to be 40% in Underlying Funds that invest primarily in equity and 60% in Underlying Funds that invest primarily in fixed income by its retirement date.

The following table illustrates each LifePath Fund’s revised target allocation among asset classes as of November 28, 2014:

	Equity Funds (includes REITs and commodity funds)	Bond Funds
LifePath® Retirement Fund	40%	60%
LifePath 2020 Fund®	55%	45%
LifePath 2030 Fund®	76%	24%
LifePath 2040 Fund®	94%	6%
LifePath 2050 Fund®	99%	1%

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On page 72 of the Prospectus, under the section titled “Managing the Investments of the Funds – Portfolio Managers,” the list of the Marsico Portfolio Managers for the State Farm International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst. Mr. James G. Gendelman no longer serves as a Marsico Portfolio Manager for the International Equity Fund, so effective immediately, his name, title, length of service and business experience during the past five years are deleted from page 72 of the Prospectus.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6344f.1

STATE FARM MUTUAL FUND TRUST

Supplement dated October 16, 2014 to the Statement of Additional Information dated May 1, 2014 of State Farm Mutual Fund Trust (the “SAI”).

Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico Capital Management, LLC, no longer serves as a Portfolio Manager for the International Equity Fund. Therefore, effective immediately, on page 77 of the SAI, the information regarding “Registered Investment Companies,” “Other Pooled Investment Companies” and “Other Accounts” managed by Mr. James G. Gendelman is deleted.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 16, 2014 to the Summary Prospectus for the State Farm Mutual Fund Trust International Equity Fund for Class A, Class B, Legacy Class A and Legacy Class B shares dated May 1, 2014 (the “Summary Prospectus”).

On page 4 of the Summary Prospectus, the list of the Portfolio Managers for the International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico. Mr. James G. Gendelman no longer serves as a Portfolio Manager for the State Farm International Equity Fund, so effective immediately, his name, title and length of service are deleted from page 4 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 16, 2014 to the Summary Prospectus for the State Farm Mutual Fund Trust International Equity Fund for Institutional Shares dated May 1, 2014 (the “Summary Prospectus”).

On page 3 of the Summary Prospectus, the list of the Portfolio Managers for the State Farm International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico. Mr. James G. Gendelman no longer serves as a Portfolio Manager for the International Equity Fund, so effective immediately, his name, title and length of service are deleted from page 3 of the Summary Prospectus.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.